Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Common stock-Class A	Common stock-Class B
Beginning balance at Dec. 31, 2009	$ 526,320	$ 526,133	$ (92)			$ 192	$ 87
Beginning balance, shares at Dec. 31, 2009						19,181	8,726
Net income	12,037		12,030		7
Other comprehensive income, net of tax expense of $1,327, $6,729 and $779 for December 2010, 2011 and 2012 respectively.	(2,788)			(2,759)	(29)
Issuance of common stock	339,712	339,540				22	150
Issuance of common stock, shares						2,203	15,010
Origination of noncontrolling interest	5,955				5,955
Ending balance at Dec. 31, 2010	881,236	865,673	11,938	(2,759)	5,933	214	237
Ending balance, shares at Dec. 31, 2010						21,384	23,736
Net income	7,522		6,212		1,310
Other comprehensive income, net of tax expense of $1,327, $6,729 and $779 for December 2010, 2011 and 2012 respectively.	10,904			9,926	978
Conversion of shares, amount						(24)	24
Conversion of shares, shares						(2,386)	2,386
Restricted stock grants		(10)				10
Restricted stock grants, shares						1,030
Stock based compensation	9,090	9,090
Origination of noncontrolling interest	70,599				70,599
Merger of TIB Bank, Capital Bank and GreenBank into Capital Bank, NA		1,577			(1,577)
Rights offerings of subsidiaries	11,559	14,297			(2,738)
Ending balance at Dec. 31, 2011	990,910	890,627	18,150	7,167	74,505	200	261
Ending balance, shares at Dec. 31, 2011						20,028	26,122
Net income	55,025		50,491		4,534
Other comprehensive income, net of tax expense of $1,327, $6,729 and $779 for December 2010, 2011 and 2012 respectively.	1,293			932	361
Conversion of shares, amount						33	(33)
Conversion of shares, shares						3,301	(3,301)
Restricted stock grants		(3)				3
Restricted stock grants, shares						306
Stock based compensation	18,753	18,740			13
Issuance of shares for noncontrolling interest and merger, value	(35)	78,093		1,248	(79,413)	37
Issuance of shares for noncontrolling interest and merger, shares						3,706
Initial public offering, value	89,397	89,340				57
Initial public offering, shares						5,684
Ending balance at Dec. 31, 2012	$ 1,155,343	$ 1,076,797	$ 68,641	$ 9,347		$ 330	$ 228
Ending balance, shares at Dec. 31, 2012						33,025	22,821